UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-11

Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):[   ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:		Ramsay, Stattman, Vela & Price, Inc.
Address:	2 N. Cascade Ave., Suite 810
		Colorado Springs, CO  80903

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frederick B. Stattman
Title:		Vice President
Phone:		(719) 473-6925

Signature, Place, and Date of Signing:

Frederick B. Stattman		Colorado Springs, Colorado 		02-06-12

Report Type (Check only one.):

[  x ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	Manager are reported in this report.)

[    ]13F NOTICE. (Check here if no holdings reported are in this report,
	And all holdings are reported by other reporting manager(s).)

[    ]13F COMBINATION REPORT. (Check here if a portion of the holdings
	For this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       54

Form 13F Information Table Value Total:       140,917
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

NONE

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                                                                FORM 13F
                                                            December 31, 2011

                                                                                                             Voting Authority
                                                                                                    --------------------------
                                                    Value      Shares/    Sh/ Put/ Invstmt    Other
  Name of Issuer         Title of class    CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn   Managers     Sole    Shared   None
----------------------- ---------------- --------- -------- ------------- --- ---- ------- ------------ -------- -------- ------

3M Company                COM            88579y101     3138         38396 SH       Sole                     5525          32871
A T & T Inc.              COM            00206R102      416         13749 SH       Sole                     7081           6668
Abbott Laboratories       COM            002824100     3936         70000 SH       Sole                    10120          59880
Aflac Inc.                COM            001055102     2465         56980 SH       Sole                     3550          53430
Automatic Data Proc.      COM            053015103     3625         67121 SH       Sole                     7460          59661
Becton Dickinson          COM            075887109     3124         41815 SH       Sole                     7010          34805
Berkshire Hathaway Cl. B  COM            084670702     4005         52490 SH       Sole                     9200          43290
Caterpillar Inc.          COM            149123101      214          2360 SH       Sole                                    2360
Chevron Corp.             COM            166764100     1637         15388 SH       Sole                     2500          12888
Chipotle Mexican Grill    COM            169656105     1362          4032 SH       Sole                      310           3722
Chubb Corp.               COM            171232101      573          8275 SH       Sole                     4125           4150
Coca-Cola Co.             COM            191216100     6318         90300 SH       Sole                    11325          78975
Colgate-Palmolive Co.     COM            194162103     5363         58046 SH       Sole                     6490          51556
Comcast Corp. Cl.A        COM            20030n101      331         13952 SH       Sole                    11152           2800
ConocoPhillips            COM            20825c104     1672         22950 SH       Sole                     6695          16255
Danaher Corp.             COM            235851102     4191         89102 SH       Sole                     5130          83972
Diageo plc ADR            COM            25243q205     3825         43755 SH       Sole                     6280          37475
Emerson Electric Co.      COM            291011104     4192         89973 SH       Sole                    10280          79693
Exxon Mobil Corp.         COM            30231G102     5884         69414 SH       Sole                     8660          60754
General Electric Co.      COM            369604103      343         19150 SH       Sole                    11300           7850
Google Inc.               COM            38259p508     3957          6127 SH       Sole                      872           5255
Illinois Tool Works       COM            452308109     3221         68951 SH       Sole                     8690          60261
International Bus. Mach.  COM            459200101      340          1850 SH       Sole                                    1850
Johnson & Johnson         COM            478160104     4551         69397 SH       Sole                    10329          59068
MSCI EAFE iShares         COM            464287465     4491         90673 SH       Sole                     6200          84473
MSCI Emerg. Mkts iShares  COM            464287234     2262         59625 SH       Sole                     4090          55535
McDonald's Corp.          COM            580135101     5983         59629 SH       Sole                     6940          52689
Microsoft                 COM            594918104     2961        114047 SH       Sole                    21321          92726
Nestle S.A. ADR           COM            641069406     5317         92074 SH       Sole                    10929          81145
Nike, Inc. Cl. B          COM            654106103     4431         45980 SH       Sole                     2690          43290
Occidental Petroleum      COM            674599105      386          4115 SH       Sole                     1175           2940
PepsiCo, Inc.             COM            713448108     5277         79532 SH       Sole                    11344          68188
Philip Morris Int'l.      COM            718172109      226          2886 SH       Sole                      600           2286
PowerShares QQQ           COM            73935a104      302          5405 SH       Sole                     1475           3930
Procter & Gamble Co.      COM            742718109     5789         86779 SH       Sole                     9985          76794
Royal Dutch Shell Cl. A   COM            780259206      238          3250 SH       Sole                     3000            250
Russell 2000 iShares      COM            464287655     5527         74944 SH       Sole                     5569          69375
S&P MidCap 400 iShares    COM            464287507     3439         39259 SH       Sole                     4340          34919
SPDR S&P 500              COM            78462f103     2276         18137 SH       Sole                     4407          13730
Schlumberger Ltd.         COM            806857108     2707         39634 SH       Sole                     3225          36409
Select SPDR-Materials     COM            81369y100      387         11550 SH       Sole                                   11550
Spectranetics             COM            84760c107      296         41000 SH       Sole                                   41000
Stora Enso ADR            COM            86210m106      545         90782 SH       Sole                                   90782
Stryker Corp.             COM            863667101     2256         45391 SH       Sole                     2975          42416
Target Corp.              COM            87612e106      745         14540 SH       Sole                     2045          12495
Teva Pharmaceutical ADR   COM            881624209     2208         54715 SH       Sole                     9265          45450
Union Pacific Corp.       COM            907818108      212          2000 SH       Sole                     2000
United Technologies       COM            913017109     2808         38423 SH       Sole                     3260          35163
Vanguard Info. Tech. ETF  COM            92204a702      399          6500 SH       Sole                                    6500
Wal-Mart Stores           COM            931142103     4724         79056 SH       Sole                    10260          68796
Walgreen                  COM            931422109      552         16700 SH       Sole                     6325          10375
Waste Management          COM            94106l109      292          8925 SH       Sole                      825           8100
Wells Fargo & Co.         COM            949746101      536         19436 SH       Sole                      136          19300
Yum! Brands, Inc.         COM            988498101     4661         78980 SH       Sole                    11810          67170
REPORT SUMMARY          54 DATA RECORDS              140917                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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